Schedule of other payables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Other Liabilities Disclosure [Abstract]
Deferred interest income		$ 11,354
Professional fee	326,447	330,465
Insurance services	259,283	78,880
Secretary services	9,414	110
Vessel related expenses	461,700	155,542
Others	1,327,090	826,093
Total other payables	$ 2,383,934	$ 1,402,444